Fair Value Measurements - Additional Information (Details) - USD ($)					1 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 02, 2024	Dec. 07, 2023	Nov. 10, 2023	May 31, 2023	Nov. 30, 2024	Oct. 31, 2024	Feb. 29, 2024	May 31, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2024	May 20, 2024	May 08, 2024	Apr. 24, 2024	Feb. 20, 2024	Feb. 01, 2024	Nov. 13, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Note paid off										$ 4,784,000			$ 4,784,000		$ 904,000	$ 4,270,000
Gain Loss On Change In Fair Value Of Convertible Notes										0	$ 0		(316,000)	$ (252,000)	(306,000)	107,000
Change in fair value of convertible notes										0	0		316,000	252,000	306,000	$ (107,000)
Fair value liabilities, measurements transfers between levels													0		0
Gain (loss) on change in fair value										956,000	0		201,000	0
Preferred stock, shares outstanding																0
Change in fair value of warrants										(5,902,000)	0		(9,148,000)	$ (2,266,000)	(2,405,000)	$ (478,000)
Warrant liabilities										156,000			$ 156,000		$ 591,000	$ 3,004,000
Risk free rate													0.00%	3.70%	3.70%	3.30%
Sale of stock number of shares issued in transaction					224,480	224,480
November Bridge Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured promissory notes losses															$ 100,000
December 2023 Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Note paid off										0			$ 0
December 2023 Derivatives [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on change in fair value										0			100,000
Loss Restoration Agreement Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss restoration derivative																				$ 60,000.00
Loss restoration derivative in current assets										20,000.00			20,000.00
Gain (loss) on change in fair value										1,000,000			$ 100,000
Risk free rate													4.70%		0.00%
Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants														$ 2,300,000	$ 2,400,000	$ 500,000
Risk free rate		3.80%	3.80%
November 2023 Warrants Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants										2,000.000			$ 200,000
Warrant liabilities										0			0		$ 200,000
December 2023 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion price reduced												$ 400
Amount of warrant shares												$ 90,000.00
Common stock, warrant												2,889			770
Warrant shares, exercised												231
Change in fair value of warrants										0			300,000
Warrant liabilities										0			$ 0		$ 400,000
Risk free rate															3.80%
February 2024 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of warrant shares																						$ 6,000,000
Common stock, warrant																						750
Change in fair value of warrants										50,000.00			$ 1,800,000
Warrant liabilities										3,000.000			$ 3,000.000									$ 1,800,000
Risk free rate													4.40%
Woodway Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant										0			$ 0
Change in fair value of warrants										5,000.000			$ 300,000
Warrant liabilities																					$ 300,000
Risk free rate													4.30%		0.00%
Registered Direct Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant										0			$ 0
Change in fair value of warrants										5,000.000			$ 50,000.00
Warrant liabilities																			$ 50,000.00
Risk free rate													4.30%		0.00%
Registered Offering Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant										2,000.000			$ 2,000.000
Change in fair value of warrants										100,000			$ 700,000
Warrant liabilities																		$ 700,000
Risk free rate													4.30%
Common Stock Warrants Best Efforts Offering Pre Funded Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant										0			$ 0
Change in fair value of warrants										1,100,000			1,100,000
Warrant liabilities																	$ 3,700,000
Best Efforts A-1 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant										100,000			100,000
Change in fair value of warrants										2,600,000			$ 2,600,000
Warrant liabilities																	2,700,000
Risk free rate													3.60%
Best Efforts A-2 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant										40.00			$ 40.00
Change in fair value of warrants										1,900,000			$ 1,900,000
Warrant liabilities																	1,900,000
Risk free rate													3.80%		0.00%
Common Stock Warrants Best Efforts Placement Agent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant										7,000.000			$ 7,000.000
Change in fair value of warrants										200,000			$ 200,000
Warrant liabilities																	$ 200,000
Risk free rate													3.60%
November 2022 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of common stock, shares				141
November 2022 Convertible Notes [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, warrant																							23
Change in fair value of warrants											0			2,300,000	$ 2,300,000
Discount rate																21.70%
Warrant liabilities																							$ 3,500,000
December 2023 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes gains															100,000
December 2023 Convertible Notes [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants															100,000
Warrant liabilities															500,000
Long term liability															400,000
Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain Loss On Change In Fair Value Of Convertible Notes											0			300,000	(300,000)	$ 100,000
Change in fair value of convertible notes											$ 0			$ (300,000)	$ 300,000	(100,000)
Conversion of common stock, shares								141
Bridge Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss upon extinguishment of debt													$ 275,000
Bridge Notes [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate													21.00%		21.00%
Warrant liabilities			$ 1,700,000
Secured Debt [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants															$ 40,000.00
Warrant liabilities			$ 200,000
Long term liability															200,000
Asset Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Threshold Consecutive Trading Days													10 days
Contingent liability										1,300,000			$ 1,300,000
Contingent Payment Recognized for Earn Out	$ 0
Fair Value Of Contingent Liabilities										0			0
Accrued Earn Out Gain Loss													$ 1,300,000
Sale of stock number of shares issued in transaction													2,400
Maximum Number of Earn-Out Shares													5,666
CLMBR, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of stock number of shares issued in transaction													5,000
Business to Business [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of stock number of shares issued in transaction													2,400
Series A Convertible Preferred Stock [Member] | Bridge Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss upon extinguishment of debt							$ 300,000
Gain Loss On Change In Fair Value Of Convertible Notes									$ 300,000
Change in fair value of convertible notes									$ (300,000)
Warrant One [Member] | December 2023 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, warrant												2,658
Series A Preferred Stock [Member] | December 2023 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, warrant												375,000
Change in fair value of warrants										0			$ 400,000
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure										$ 2,288,000			$ 2,288,000		$ 0	$ 0